Income Tax - Schedule of Effective Tax Rate (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Tax Rate [Abstract]
Profit before income tax		$ 292,908	$ 354,072	$ 574,940
Plus
IFRS adjustments with no tax impact	[1]	203,591	164,226	314,701
Non-deductible expenses		58,427	31,616	40,901
Others	[2]	24,875	21,548	28,276
Reimbursement of fixed assets depreciation for income - producing upon sales of assets			2,012	641
Minus
Effect of the accounting results of foreign subsidiaries		(191,018)	(221,871)	(211,735)
Non-taxable dividends received from subsidiaries		(68,456)	(12,620)	(3,710)
Others	[2]	(11,667)	(41,512)	(106,639)
Additional 30% deduction for apprentice salaries (voluntary)		(227)	(258)	(258)
Net income		308,433	297,213	637,117
Exempt income		(90,910)	(65,090)	(217,545)
Net income before compensations		217,523	232,123	419,572
Compensations		(98,241)	(149,799)	(135,616)
Total Net income after compensations		119,282	82,324	283,956
Net (loss) of some Colombian subsidiaries		(364)	(231)	(163)
Taxable income of the parent company and some Colombian subsidiaries		119,646	82,555	284,119
Taxable net income		$ 119,646	$ 82,555	$ 284,119
Income tax rate		35.00%	35.00%	35.00%
Subtotal (expense) current income tax		$ (41,876)	$ (28,894)	$ (99,442)
(Expense) occasional income tax		(70)	(389)	(15)
Tax credits		3,945	2,226	16,887
Total (expense) current and occasional income tax		(38,001)	(27,057)	(82,570)
Adjustment with respect to current income tax from previous years (c)		(1,777)	311	(9,164)
(Expense) taxes paid abroad		(1,101)	(2,677)	(15,228)
Minor adjustments		(6)
Unused ICA tax discount				(5,292)
Total (income and complementary tax expense) of the parent company and some Colombian subsidiaries		(40,885)	(29,423)	(112,254)
Total (current tax expense) of foreign subsidiaries		(66,317)	(76,686)	(80,015)
Total (income and complementary tax expense), current		(107,202)	(106,109)	(192,269)
Other accounting expenses with no tax impact	[3]	466,302	421,408	349,234
Higher accounting depreciation over fiscal depreciation, net		168,103	209,793
Accounting provisions		125,842	90,668	34,402
Non-taxable dividends from subsidiaries		84,034	77,710	221,255
Net exchange differences		81,884	(53,190)	60,600
Taxable actuarial calculation		1,202	569	918
Taxable leases		(282,896)	(254,854)	(224,645)
Results under the equity method, net		(189,726)	(247,332)	(134,235)
Non-accounting fiscal costs, net		(84,944)	3,889	(35,510)
Recovery of provisions		(75,760)	(30,299)	(16,726)
Excess of fiscal personnel expenses over accounting expenses		(75,417)	(21,727)	40,005
Higher fiscal depreciation over accounting depreciation		(7,027)	(7,459)	(53,410)
Other non-taxable accounting (income) expenses, net		(8,006)	(24,924)	72,824
Non-deductible taxes			(26)	(11)
Total		$ 203,591	$ 164,226	$ 314,701

[1]	The IFRS adjustments with no tax impact correspond to:
[2]	The concept of others corresponds to:
[3]	It corresponds to the differences associated with the tax treatment of leases under IFRS 16